Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Data									$ 55,312	$ 50,138	$ 44,409
Voice, text and other									60,166	63,503	66,986
Equipment and other									13,274	13,793	15,328
Total segment operating revenues	33,163	32,158	32,075	31,356	32,578	31,459	31,575	31,822	128,752	127,434	126,723
Operations and support expenses									79,878	96,294	99,128
Depreciation and amortization expenses									18,395	18,143	18,377
Total segment operating expenses									98,273	114,437	117,505
Segment operating income (loss)	12,238	6,188	6,113	5,940	(5,958)	6,037	6,817	6,101	30,479	12,997	9,218
Interest expense									3,940	3,444	3,535
Equity in net income of affiliates									642	752	784
Other income (expense) - net									596	134	249
Segment income (loss) before income taxes									27,777	10,439	6,716
Segment assets	277,787				272,315				277,787	272,315
Investments in and advances to equity method affiliates	3,860				4,581				3,860	4,581	3,718
Expenditures for additions to long-lived assets									21,228	19,728
Operating Segments [Member] | Wireless [Member]
Segment Reporting Information [Line Items]
Data									21,719	18,297	14,861
Voice, text and other									39,833	40,889	41,865
Equipment and other									8,347	7,577	6,489
Total segment operating revenues									69,899	66,763	63,215
Operations and support expenses									44,508	43,296	41,282
Depreciation and amortization expenses									7,468	6,873	6,329
Total segment operating expenses									51,976	50,169	47,611
Segment operating income (loss)									17,923	16,594	15,604
Interest expense									0	0	0
Equity in net income of affiliates									(75)	(62)	(29)
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									17,848	16,532	15,575
Segment assets	141,196				132,556				141,196	132,556
Investments in and advances to equity method affiliates	61				41				61	41
Expenditures for additions to long-lived assets									11,191	10,795
Operating Segments [Member] | Wireline [Member]
Segment Reporting Information [Line Items]
Data									33,593	31,841	29,548
Voice, text and other									20,333	22,614	25,121
Equipment and other									4,888	5,118	5,480
Total segment operating revenues									58,814	59,573	60,149
Operations and support expenses									41,638	41,207	41,361
Depreciation and amortization expenses									10,907	11,123	11,615
Total segment operating expenses									52,545	52,330	52,976
Segment operating income (loss)									6,269	7,243	7,173
Interest expense									0	0	0
Equity in net income of affiliates									2	(1)	(2)
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									6,271	7,242	7,171
Segment assets	123,714				125,340				123,714	125,340
Investments in and advances to equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									10,036	8,914
Operating Segments [Member] | Advertising Solutions [Member]
Segment Reporting Information [Line Items]
Data									0	0	0
Voice, text and other									0	0	0
Equipment and other									0	1,049	3,293
Total segment operating revenues									0	1,049	3,293
Operations and support expenses									0	773	5,175
Depreciation and amortization expenses									0	106	386
Total segment operating expenses									0	879	5,561
Segment operating income (loss)									0	170	(2,268)
Interest expense									0	0	0
Equity in net income of affiliates									0	0	0
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									0	170	(2,268)
Segment assets	0				0				0	0
Investments in and advances to equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									0	13
Operating Segments [Member] | Other Segment [Member]
Segment Reporting Information [Line Items]
Data									0	0	0
Voice, text and other									0	0	0
Equipment and other									39	49	66
Total segment operating revenues									39	49	66
Operations and support expenses									1,316	1,024	5,030
Depreciation and amortization expenses									20	41	47
Total segment operating expenses									1,336	1,065	5,077
Segment operating income (loss)									(1,297)	(1,016)	(5,011)
Interest expense									0	0	0
Equity in net income of affiliates									715	815	815
Other income (expense) - net									0	0	0
Segment income (loss) before income taxes									(582)	(201)	(4,196)
Segment assets	12,875				14,416				12,875	14,416
Investments in and advances to equity method affiliates	3,799				4,540				3,799	4,540
Expenditures for additions to long-lived assets									1	6
Consolidation Non-Segment [Member]
Segment Reporting Information [Line Items]
Data									0	0	0
Voice, text and other									0	0	0
Equipment and other									0	0	0
Total segment operating revenues									0	0	0
Operations and support expenses									(7,584)	9,994	6,280
Depreciation and amortization expenses									0	0	0
Total segment operating expenses									(7,584)	9,994	6,280
Segment operating income (loss)									7,584	(9,994)	(6,280)
Interest expense									3,940	3,444	3,535
Equity in net income of affiliates									0	0	0
Other income (expense) - net									596	134	249
Segment income (loss) before income taxes									4,240	(13,304)	(9,566)
Segment assets	2				3				2	3
Investments in and advances to equity method affiliates	0				0				0	0
Expenditures for additions to long-lived assets									$ 0	$ 0